Schedule I—Condensed Financial Information of the Company - Schedule of Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,815	$ 267	¥ 243
Short term investments	25,294	3,728	4,255
Other receivables	83,041	12,239	29,436
Amounts due from related parties	150,359	22,160	928
Other current assets			430
Total current assets	260,509	38,394	35,292
Investments in subsidiaries	4,668,139	687,999	664,105
Total assets	4,928,648	726,393	699,397
Current liabilities:
Other payable and accrued expenses	112,590	16,594	4,956
Amounts due to subsidiaries	152,463	22,470	10,415
Total current liabilities	265,053	39,064	15,371
Total liabilities	265,053	39,064	15,371
Mezzanine equity	50,110	7,385	47,935
EQUITY:
Treasury stock	(29)	(4)	(29)
Additional paid-in capital	5,830,903	859,369	1,125,933
Retained earnings	(1,514,205)	(223,166)	(494,153)
Accumulated other comprehensive income/(loss)	14,960	2,205	(6,012)
Total equity	4,613,485	679,944	636,091
Total liabilities, mezzanine equity and equity	4,928,648	726,393	699,397
Class A Ordinary Shares [Member]
EQUITY:
Ordinary shares, value	277,477	40,895	5,973
Class B Ordinary Shares [Member]
EQUITY:
Ordinary shares, value	¥ 4,379	$ 645	¥ 4,379